Financial Instruments - Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 SGD ($)	Jun. 30, 2023 SGD ($) AUD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 SGD ($) AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets, Foreign Currencies	$ 1,707,639	$ 1,707,639	$ 2,312,357	$ 2,312,357	$ 1,463,565		$ 2,616,802
Financial assets, Exchange Rate	0.7329	0.6642	0.7461	0.682
Financial assets, Carrying Amount	$ 1,251,462	$ 1,251,462	$ 1,725,279	$ 1,725,279	$ 972,042		$ 1,784,606
Financial liabilities, Foreign Currencies	$ 16,649,298	$ 16,649,298	$ 16,298,191	$ 16,298,191
Financial liabilities, Exchange Rate	0.7329		0.7461
Financial Liabilities, Carrying Amount						$ 12,201,621		$ 12,160,288